Total
Invesco India ETF
Summary Information
Investment Objective
The Invesco India ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the FTSE India Quality and Yield Select Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco India ETF Invesco India ETF
Management Fees	0.78%
Other Expenses	none
Total Annual Fund Operating Expenses	0.78%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses  remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco India ETF | Invesco India ETF | USD ($)	80	249	433	966

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, FTSE International Limited (the “Index Provider”) compiles, maintains, and calculates the Underlying Index, which is a modified-market capitalization-weighted index of equity securities that are traded on the National Stock Exchange of India Limited. The Index Provider screens each constituent of the FTSE India Index to identify those securities that exhibit relatively high yield and high quality pursuant to the Underlying Index methodology. Eligible securities ranked in the top 90% based on a company’s trailing 12-month dividend yield are included in the Underlying Index. The Index Provider also calculates each security’s quality score by evaluating each security’s: (i) profitability, which is calculated using a company’s return on assets, change in asset turnover, and accruals; and (ii) leverage, which is calculated as the ratio of operating cash flow to total debt. Eligible securities ranked in the top 90% by quality are included in the Underlying Index.
As of December 31, 2023, the Underlying Index was comprised of 167 constituents that ranged in market capitalization from $1.3 billion to $210.2 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Best Quarter	June 30, 2020	23.56%
Worst Quarter	March 31, 2020	-28.59%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco India ETF		1 Year	5 Years	10 Years	Inception Date
Invesco India ETF		22.61%	11.38%	9.51%	Mar. 05, 2008
After Taxes on Distributions | Invesco India ETF		22.00%	9.08%	8.25%
After Taxes on Distributions and Sale of Fund Shares | Invesco India ETF		13.80%	8.58%	7.53%
FTSE India Quality and Yield Select Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	[1]	27.79%
Blended - FTSE India Quality and Yield Select Index	[2]	27.79%	14.72%	11.75%
MSCI India Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		20.81%	11.78%	9.91%
[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of March 18, 2019.
[2]	The Blended - FTSE India Quality and Yield Select Index reflects the performance of the Indus India Index (reflects no deduction for fees, expenses or taxes), the former underlying index, prior to June 22, 2019, and the FTSE India Quality and Yield Select Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.